Shareholder Report, Average Annual Return (Details) 194070_Innovator U.S. Small Cap Power Buffer ETF - August_TF_TSR Annual {TF}	12 Months Ended	15 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - August
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Power Buffer ETF - August NAV
Average Annual Return, Percent	6.04%	4.52%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	14.41%	9.36%
Russell 2000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000
Average Annual Return, Percent	12.87%	7.89%